Other Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2014
Components of Other Long-Term Investments

	December 31,
	2014	2013

Treasury Bill	$-	$109,294
Tax Prepayments	75,376	144,959

	$75,376	$254,253

Prepayment And Treasury Bill [Member]
Discounted Cash Flow Approach to Value Prepayment and Treasury Bill

Turquoise Hill used a discounted cash flow approach to value the T-Bill and tax prepayments incorporating the following weighted average assumptions:

	T-Bill		Tax Prepayments
	December 31,		December 31,
	2014	2013	2014	2013
T-Bill Face Value	$-	$115,000	-	-
Tax Prepayments Remaining	-	-	$70,000	$150,000
Fair Value	$-	$109,294	$75,376	$144,959
Discount Rate	-	6.6%	6.6%	6.6%
Term	-	0.8 years	0.8 years	1.4 years